Financial Liabilities - Schedule Representing Due Dates of the Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of offsetting of financial liabilities [line items]
Finance leases	$ 1,350
Derivative instruments	0	$ 0
Financial liabilities	1,350
Trade payables	15,883	9,460
Other current liabilities	8,369	6,570
Total Financial liabilities	25,603	$ 16,064
Less than One Year [member]
Disclosure of offsetting of financial liabilities [line items]
Finance leases	333
Derivative instruments	0
Financial liabilities	333
Trade payables	15,883
Other current liabilities	8,369
Total Financial liabilities	24,585
One to Five Years [member]
Disclosure of offsetting of financial liabilities [line items]
Finance leases	1,018
Derivative instruments	0
Financial liabilities	1,018
Total Financial liabilities	1,018
More than Five Years [member]
Disclosure of offsetting of financial liabilities [line items]
Derivative instruments	$ 0